CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statement Of Comprehensive Income [line items]
Net (loss) income	$ (9)	$ 616	$ 138
Other comprehensive income that will not be reclassified to net income
Revaluations of property, plant and equipment	6,103	(133)	3,745
Actuarial gain (loss) on defined benefit plans	7	(12)	21
Deferred income tax (expense) recoveries on above items	(1,546)	81	(852)
Unrealized (loss) gain on investments in equity securities	(2)	2	(11)
Equity-accounted investments	451	154	(35)
Total items that will not be reclassified to net income	5,013	92	2,868
Other comprehensive income that may be reclassified to net income
Foreign currency translation	(1,573)	1,317	(647)
(Losses) gains arising during the year on financial instruments designated as cash-flow hedges	(301)	252	175
Gain (loss) on foreign exchange swaps – net investment hedge	279	(128)	63
Reclassification adjustments for amounts recognized in net (loss) income	(105)	(108)	148
Deferred income tax recoveries (expense) on above items	52	(13)	(87)
Equity-accounted investments	(8)	8	(30)
Total items that may be reclassified subsequently to net (loss) income	(1,656)	1,328	(378)
Other comprehensive income	3,357	1,420	2,490
Comprehensive income (loss)	3,348	2,036	2,628
Comprehensive income attributable to:
Preferred limited partners’ equity	37	41	44
Limited partners’ equity	111	(72)	381
Participating non-controlling interests – in operating subsidiaries
Consolidated Statement Of Comprehensive Income [line items]
Net (loss) income	353	619	334
Other comprehensive income that may be reclassified to net income
Other comprehensive income	2,551	1,364	1,248
Comprehensive income attributable to:
Non-controlling interests	2,904	1,983	1,582
General partnership interest in a holding subsidiary held by Brookfield
Consolidated Statement Of Comprehensive Income [line items]
Net (loss) income	125	111	92
Other comprehensive income that may be reclassified to net income
Other comprehensive income	5		8
Comprehensive income attributable to:
Non-controlling interests	130	111	100
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Consolidated Statement Of Comprehensive Income [line items]
Net (loss) income	(174)	(63)	(117)
Other comprehensive income that may be reclassified to net income
Other comprehensive income	250	13	387
Comprehensive income attributable to:
Non-controlling interests	76	(50)	270
BEPC exchangeable shares and class A.2 exchangeable shares
Comprehensive income attributable to:
Non-controlling interests	71	(45)	238
Preferred equity
Consolidated Statement Of Comprehensive Income [line items]
Net (loss) income	28	27	26
Other comprehensive income that may be reclassified to net income
Other comprehensive income	(46)	12	(42)
Comprehensive income attributable to:
Non-controlling interests	(18)	39	(16)
Perpetual subordinated notes
Consolidated Statement Of Comprehensive Income [line items]
Net (loss) income	37	29	29
Comprehensive income attributable to:
Non-controlling interests	$ 37	$ 29	$ 29